CAPITAL STOCK - Share-based Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 5,066	$ 10,265
Share-based compensation liabilities, non-current	4,125	4,984
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	2,563	5,709
Share-based compensation liabilities, non-current	3,764	4,984
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	2,417	2,956
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	0	1,600
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	86	0
Share-based compensation liabilities, non-current	$ 361	$ 0